Summary of Significant Accounting Policies - Schedule of Potential Dilutive Shares Excluded Computation of Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share Line items [Line Items]
Potentially dilutive shares	$ 149,586	$ 146,156
Redeemable Shares [Member]
Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share Line items [Line Items]
Potentially dilutive shares	115,136	136,077
Options [Member]
Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share Line items [Line Items]
Potentially dilutive shares	23,609	9,402
Warrants [Member]
Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share Line items [Line Items]
Potentially dilutive shares	9,842	532
Restricted Share Units [Member]
Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share Line items [Line Items]
Potentially dilutive shares	$ 999	$ 145